Share-based compensation plan (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

		Number of shares
Year of grant	Fair value on grant date	31/12/2025	Shares granted	Cancelled	Exercised (1)	30/09/2026	Available for completion	Year of vesting
								2026	2027	2028	2029
2021	R$64.12	7,735	168		(7,903)
2022	R$54.20	480,184	10,447	(221)	(353,216)	137,194	65,308	47,391	24,495
2023	R$48.81	2,695,561	58,994	(55,204)	(814,060)	1,885,291		1,652,646	232,645
2024	R$56.58	2,459,390	53,332	(197,838)	(37,859)	2,277,025			2,121,150	155,875
2025	R$59.65	3,410,537	148,358	(258,559)	(43,895)	3,256,441				3,256,441
2026	R$51.58		2,700,208	(93,640)	(10,038)	2,596,530					2,596,530
Number of stock options		9,053,407	2,971,507	(605,462)	(1,266,971)	10,152,481	65,308	1,700,037	2,378,290	3,412,316	2,596,530

Book value		332,322	89,210	(5,134)	(65,455)	350,943
Book value of the previous year		361,974	209,842	(17,843)	(221,651)	332,322
(1)The average price of the share options exercised and exercised due to termination of employment from July 1 to September 30, 2026 was R$50.35.

Disclosure of number and weighted average exercise prices of share options [text block]

		Number of stock options
Year of grant	Fair value on grant date	31/12/2025	Shares granted	Exercised/Cancelled	30/09/2026	Year of vesting
						2027	2028	2029	2030	2031
2023	R$50.51	277,249	6,033	(283,282)
2024	R$56.09	2,331,602	50,731	(443,635)	1,938,698	440,715		1,497,983
2025	R$60.47	467,265	10,166		477,431		235,794		241,637
2026	R$51.09		465,844		465,844			273,277		192,567
Number of stock options		3,076,116	532,774	(726,917)	2,881,973	440,715	235,794	1,771,260	241,637	192,567

Book value		80,742	27,949	(27,031)	81,660
Book value of the previous year		60,226	45,642	(25,126)	80,742